Related Party Transactions (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Related Party Transactions
Schedule of revenues from related party

 The Company recognized revenue from Celgene during the three and nine months ended September 30, 2013 and 2012 as follows (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2013	2012	2013	2012
License and milestone	$638	$535	$11,722	$1,491
Cost sharing, net	3,632	846	9,041	2,106

	$4,270	$1,381	$20,763	$3,597

The Company recognized revenue from Celgene during the years ended December 31, 2011 and 2012 as follows (in thousands):

	Year Ended December 31,
	2011	2012
License and milestone	$63,607	$2,035
Cost sharing, net	(121)	2,879

	$63,486	$4,914